FINANCING RECEIVABLES, NET - Additional Information (Details)	Dec. 31, 2025	Dec. 31, 2024
Financing receivables, net
Allowance for credit losses as a percentage of gross finance receivables (net of unearned income)	11.40%	4.90%
Delinquency rate (as a percent)	12.20%	5.90%
Property transaction related business
Financing receivables, net
Average credit loss rate (as a percent)	9.00%	3.70%
Non-property transaction related business
Financing receivables, net
Average credit loss rate (as a percent)	98.50%	91.60%